Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Loss Contingencies [Line Items]
Federal Home Loan Bank advances outstanding	$ 67,902
Available credit at FHLB	31,000
Secured lines of available credit	6,000
Number of claims	2
Federal Home Loan Bank Advances [Member]
Loss Contingencies [Line Items]
Available-for-sale securities pledged as collateral	7,800
Damages on Repossession or Disposition of Collateral [Member]
Loss Contingencies [Line Items]
Damages related to repossession/disposition	700,000
Damages for Breach of Fiduciary Duty [Member]
Loss Contingencies [Line Items]
Damages related to repossession/disposition	$ 7,850,000